Interest Income and Expense	12 Months Ended
Oct. 31, 2025
Text Block [Abstract]
Interest Income and Expense
31	Interest Income and Expense

For the year ended October 31 ($ millions)	2025				2024
	Interest income		Interest expense		Interest income		Interest expense
Measured at amortized cost (1)	$50,819		$35,831		$53,966		$42,177
Measured at FVOCI (1)	5,585		–		5,905		–
	56,404		35,831		59,871		42,177
Other	1,198	(2)	249	(3)	1,788	(2)	230	(3)
Total	$57,602		$36,080		$61,659		$42,407

(1)	The interest income/expense on financial assets/liabilities are calculated using the effective interest method.
(2)	Includes dividend income on equity securities.
(3)	Includes interest on lease liabilities of $125 (2024 – $119) and insurance finance expense of $33 (2024 – $30).